Income Taxes - Reconciliation of Effective Income Tax rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	34.00%	34.00%
State income tax	1.70%	4.70%
Permanent items	(3.80%)	0.60%
Change in taxing status in Massachusetts to a manufacturer	(4.90%)
Other	(0.70%)	(0.80%)
Federal R&D credits	1.20%	2.00%
State R&D and other credits	0.70%	0.50%
Change in valuation allowance	(28.20%)	(41.00%)
Total expense (benefit)	0.00%	0.00%